Discontinued Operations - Discontinued operations balance sheet components (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Land	$ 83,721	$ 87,235
Buildings and improvements	144,543	147,670
Projects under construction	6,683	1,764
Accounts receivable, net	564	615
Unrealized rents	53	223
Deferred costs	773	2,708
Other assets	455	179
Assets of discontinued operations	3,224	176,694
Secured notes payable, current portion	0	125
Secured notes payable, less current portion	88,789	90,029
Accounts payable and accrued liabilities	3,545	2,081
Deferred revenue	27	107
Tenant security deposits	53	54
Liabilities of discontinued operations	288	32,280
Discontinued Operations, Disposed of by Sale [Member]
Land	546	40,465
Buildings and improvements	3,315	186,657
Projects under construction	0	6,617
Total investments in properties	3,861	233,739
Less accumulated depreciation and depletion	2,374	68,049
Net investments in properties	1,487	165,690
Accounts receivable, net	910	405
Unrealized rents	473	4,088
Deferred costs	354	6,509
Other assets	0	2
Assets of discontinued operations	3,224	176,694
Secured notes payable, current portion	0	23,825
Secured notes payable, less current portion	0	4,338
Accounts payable and accrued liabilities	205	2,289
Deferred revenue	45	967
Tenant security deposits	38	861
Liabilities of discontinued operations	$ 288	$ 32,280